INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

A series of Advisers Investment Trust

Supplement dated May 30, 2013

to the Statement of Additional Information dated January 10, 2013

Effective May 22, 2013, the shareholders of Advisers Investment Trust (the “Trust”) elected Michael M. Van Buskirk, D’Ray Moore Rice, Steven R. Sutermeister, Dina A. Tantra and Peter B. Cherecwich to the Board of Trustees of the Trust. Mr. Van Buskirk, Ms. Rice and Mr. Sutermeister are incumbent Trustees, having been elected to their positions by the initial shareholder on July 21, 2011. Ms. Tantra also is an incumbent trustee, having been appointed to that position by the Board on September 24, 2012. Mr. Cherecwich is a newly elected trustee and will serve as an interested Trustee of the Trust.

With the election of Mr. Cherecwich as an interested Trustee of the Trust, the following changes are being made to the Statement of Additional Information:

On page 9, the table listing of each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, is deleted and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
D’Ray Moore Rice Year of Birth: 1959	Trustee	Indefinite/ 07/2011 to present	Independent Trustee, Diamond Hill Funds 2007 to present	5	1

Steven R. Sutermeister Year of Birth: 1954	Trustee	Indefinite/ 07/2011 to present	President, Vadar Capital LLC, 2008 to present; Senior Vice President and Chief Investment Officer, Union Central Life Insurance Company 1999 to 2008; President and Chief Investment Officer, Summit Investment Partners 1998 to 2008; Chairman and Director, Summit Mutual Funds 1999 to 2008; President and Director, Union Central Mortgage Funding 2002 to 2008; Director, Carillon Investments, Inc. 1999 to 2008; Director, First Franklin Corp. 2009 to 2011	5	2

Michael M. Van Buskirk Year of Birth: 1947	Trustee	Indefinite/ 07/2011 to present	President and CEO of the Ohio Bankers League 1991to present; Independent Trustee, The Boston Trust & Walden Funds 1992 to present; Independent Trustee, Coventry Funds Trust 1997 to present	5	2

[1]	The mailing address of each Trustee is 4041 North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust is comprised of the various series of Advisers Investment Trust.

On Page 9, the table listing each Trustee who is an “interested person” of the Trust and each officer of the Trust is deleted and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Dina A. Tantra Year of Birth: 1969	Trustee and President	Indefinite/ September 2012 to present	Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc., 2008-present; Secretary, General Counsel and Chief Compliance Officer, BHIL Distributors, Inc., 2008-present; Executive Assistant to Chief Legal & Governance Officer, Nationwide Insurance, 2006-2008	5	None

Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/May 2013 to present	Executive Vice President of The Northern Trust Company, 2008 to Present	5	None

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services, Inc. 2009 to present; Senior Vice President, Citi Fund Services Ohio, Inc. from 2002 to 2009.	N/A	N/A

Eimile Moore Year of Birth: 1969	Secretary	Indefinite/ September, 2011 to present	Director, Business Management & Governance Services, Beacon Hill Fund Services, Inc. September, 2011 to present; Vice President, JPMorgan Distribution Services, Inc. 2006-2011.	N/A	N/A

Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services, Inc. 2008 to present; Chief Compliance Officer, Asset Management Funds, November 2009 to present; Chief Compliance Officer of Tributary Funds, Inc., December 2009 to present; Vice President, CCO Services, Citi Fund Services, Inc., 2004 to 2008.	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services 2008 to present; Senior Vice President, Citi Fund Services 2004-2008	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	Vice President	Indefinite/ December, 2012 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present	N/A	N/A

[1]	The mailing address of each Trustee is 4041North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust is comprised of the various series of Advisers Investment Trust.

On Page 10, the following row is added to the table listing the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2012:

Name of Trustee	Dollar Range of Equity Securities in the Fund[1]	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee[1]
Peter B. Cherecwich	None	None

[1]	The Trust is comprised of the various series of Advisers Investment Trust.

On Page11, the following row is added to the in the Trustee Compensation table:

Name of Trustee	Aggregate Compensation from the Trust	Total Compensation from the Trust[1]
Peter B. Cherecwich	$ 0	$ 0

[1]	The Trust is comprised of the various series of Advisers Investment Trust. Trustee fees are allocated among the Funds in the Trust.

On Page 12, the following paragraph is added after the last paragraph under the section titled “Trustee Attributes”:

Mr. Cherecwich has more than 25 years’ experience in the investment management industry and has extensive product and operational experience, including his years of service both at The Northern Trust Company (“Northern Trust”), as well as State Street Bank. Mr. Cherecwich has served as Executive Vice President and a member of the Operating Group at Northern Trust, as well as Chief Operating Officer for the Corporate & Institutional Services business unit. Prior to joining Northern Trust, Mr. Cherecwich served in various executive and lead operational roles at State Street Bank, including Division Head of Investment Operations Outsourcing and Head of the Product & Technology Solutions Division.

This Supplement and the prospectus and Statement of Additional Information dated January 10, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.

Lion Global Investors AsiaPac Dividend Fund

Lion Global Investors Asian Credit High Yield Fund

Lion Global Investors Asian Local Currency Bond Fund

Each a series of Advisers Investment Trust

Supplement dated May 30, 2013

to the Statement of Additional Information dated April 23, 2013

Effective May 22, 2013, the shareholders of Advisers Investment Trust (the “Trust”) elected Michael M. Van Buskirk, D’Ray Moore Rice, Steven R. Sutermeister, Dina A. Tantra and Peter B. Cherecwich to the Board of Trustees of the Trust. Mr. Van Buskirk, Ms. Rice and Mr. Sutermeister are incumbent Trustees, having been elected to their positions by the initial shareholder on July 21, 2011. Ms. Tantra also is an incumbent trustee, having been appointed to that position by the Board on September 24, 2012. Mr. Cherecwich is a newly elected trustee and will serve as an interested Trustee of the Trust.

With the election of Mr. Cherecwich as an interested Trustee of the Trust, the following changes are being made to the Statement of Additional Information:

On page 17, the following row is added to the table listing each Trustee who is an “interested person” of the Trust and each officer of the Trust:

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/May 2013 to present	Executive Vice President of The Northern Trust Company, 2008 to Present	5	None

[1]	The mailing address of each Trustee is 4041North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust is comprised of the various series of Advisers Investment Trust.

On Page 18, the following row is added to the table listing the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2012:

Name of Trustee	Dollar Range of Equity Securities in the Fund[1]	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee[1]
Peter B. Cherecwich	None	None

[1]	The Trust is comprised of the various series of Advisers Investment Trust.

On page 18, the following row is added to the in the Trustee Compensation table:

Name of Trustee	Aggregate Compensation from the Trust	Total Compensation from the Trust[1]
Peter B. Cherecwich	$ 0	$ 0

[1]	The Trust is comprised of the various series of Advisers Investment Trust. Trustee fees are allocated among the Funds in the Trust.

On page 20, the following paragraph is added after the last paragraph under the section titled “Trustee Attributes”:

Mr. Cherecwich has more than 25 years’ experience in the investment management industry and has extensive product and operational experience, including his years of service both at The Northern Trust Company (“Northern Trust”), as well as State Street Bank. Mr. Cherecwich has served as Executive Vice President and a member of the Operating Group at Northern Trust, as well as Chief Operating Officer for the Corporate & Institutional Services business unit. Prior to joining Northern Trust, Mr. Cherecwich served in various executive and lead operational roles at State Street Bank, including Division Head of Investment Operations Outsourcing and Head of the Product & Technology Solutions Division.

This Supplement and the prospectus and Statement of Additional Information dated April 23, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.

AIT Global Emerging Markets Opportunity Fund

A series of Advisers Investment Trust

Supplement dated May 30, 2013

to the Statement of Additional Information dated April 23, 2013

Effective May 22, 2013, the shareholders of Advisers Investment Trust (the “Trust”) elected Michael M. Van Buskirk, D’Ray Moore Rice, Steven R. Sutermeister, Dina A. Tantra and Peter B. Cherecwich to the Board of Trustees of the Trust. Mr. Van Buskirk, Ms. Rice and Mr. Sutermeister are incumbent Trustees, having been elected to their positions by the initial shareholder on July 21, 2011. Ms. Tantra also is an incumbent trustee, having been appointed to that position by the Board on September 24, 2012. Mr. Cherecwich is a newly elected trustee and will serve as an interested Trustee of the Trust.

With the election of Mr. Cherecwich as an interested Trustee of the Trust, the following changes are being made to the Statement of Additional Information:

On page 17, the following row is added to the table listing each Trustee who is an “interested person” of the Trust and each officer of the Trust:

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/May 2013 to present	Executive Vice President of The Northern Trust Company, 2008 to Present	5	None

[1]	The mailing address of each Trustee is 4041North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust is comprised of the various series of Advisers Investment Trust.

On Page 10, the following row is added to the table listing the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2012:

Name of Trustee	Dollar Range of Equity Securities in the Fund[1]	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee[1]
Peter B. Cherecwich	None	None

[1]	The Trust is comprised of the various series of Advisers Investment Trust.

On page 18, the following row is added to the in the Trustee Compensation table:

Name of Trustee	Aggregate Compensation from the Trust	Total Compensation from the Trust[1]
Peter B. Cherecwich	$ 0	$ 0

[1]	The Trust is comprised of the various series of Advisers Investment Trust. Trustee fees are allocated among the Funds in the Trust.

On page 20, the following paragraph is added after the last paragraph under the section titled “Trustee Attributes”:

Mr. Cherecwich has more than 25 years’ experience in the investment management industry and has extensive product and operational experience, including his years of service both at The Northern Trust Company (“Northern Trust”), as well as State Street Bank. Mr. Cherecwich has served as Executive Vice President and a member of the Operating Group at Northern Trust, as well as Chief Operating Officer for the Corporate & Institutional Services business unit. Prior to joining Northern Trust, Mr. Cherecwich served in various executive and lead operational roles at State Street Bank, including Division Head of Investment Operations Outsourcing and Head of the Product & Technology Solutions Division.

This Supplement and the prospectus and Statement of Additional Information dated April 23, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.